Notes to the Balance Sheet - Summary of Amortization of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization Expenses [Line Items]
Amortization Charge for the Year	€ 13,197	€ 11,456	€ 3,623
Cost of Sales
Amortization Expenses [Line Items]
Amortization Charge for the Year	2,311	2,285	2,312
Impairment	0	0	0
Research and Development
Amortization Expenses [Line Items]
Amortization Charge for the Year	1,294	1,281	1,272
Impairment	9,584	7,875	13
Selling
Amortization Expenses [Line Items]
Amortization Charge for the Year	0	3	2
General and Administrative
Amortization Expenses [Line Items]
Amortization Charge for the Year	€ 8	€ 12	€ 24